Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	4 Months Ended	6 Months Ended	12 Months Ended
	Mar. 10, 2025	Mar. 31, 2025	Jun. 30, 2025	Aug. 31, 2025	Aug. 31, 2025
C000248741
Account Value [Line Items]
Line Graph and Table Measure Name					DailyDelta Q100 Downside Option Strategy ETF
Accumulated Value	$ 10,000	$ 10,200	$ 5,890	$ 4,969
C000248742
Account Value [Line Items]
Line Graph and Table Measure Name					DailyDelta Q100 Upside Option Strategy ETF
Accumulated Value	10,000	9,632	14,289	14,531
NASDAQ 100 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name					Nasdaq-100<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	9,926	11,699	12,091
NASDAQ 100 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name					Nasdaq-100<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	$ 10,000	$ 9,926	$ 11,699	$ 12,091